FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of estimated fair value and carrying value of assets and liabilities
The following table includes the estimated fair value and carrying value of those assets and liabilities.

		2023	2023	2022	2022
(in thousands of $)	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash and cash equivalents	Level 1	410,425	410,425	332,329	332,329
Restricted cash	Level 1	119	119	72	72
Derivative instruments assets	Level 2	48,829	48,829	55,515	55,515
Floating rate debt	Level 2	(1,667,749)	(1,680,623)	(1,563,657)	(1,579,878)
Fixed rate debt	Level 2	(144,394)	(128,218)	(151,074)	(159,698)